Fixed Assets (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) ft²	May 25, 2021 USD ($)
Fixed Assets (Details) [Line Items]
Depreciation	$ 16,841	$ 6,593	$ 13,486	$ 10,213
Debt Instrument, Face Amount	$ 585,750		$ 442,300		$ 53,625
Mortgages [Member]
Fixed Assets (Details) [Line Items]
Debt Instrument, Face Amount				$ 300,000
Land and Building [Member]
Fixed Assets (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²				4,800
Debt Instrument, Face Amount				$ 25,000
Property, Plant and Equipment, Additions				325,000
Building [Member]
Fixed Assets (Details) [Line Items]
Property, Plant and Equipment, Additions				$ 1,400